Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET [Abstract]
Finite-Lived Intangible Assets

	As of December 31, 2012
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	2,873	(443)	2,430
Domain name use right	1,550	(233)	1,317
Revenue sharing agreement	2,482	(191)	2,291
Customer relationship	1,400	(118)	1,282
Non-compete agreement	350	(31)	319
User base	2,434	(67)	2,367
Technology	3,214	(172)	3,042
Game	191	(26)	165

Total	14,494	(1,281)	13,213

	As of December 31, 2011
Items	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
	US$	US$	US$
Computer software	338	(220)	118
Domain name use right	1,550	(78)	1,472

Total	1,888	(298)	1,590

Acquired Finite-Lived Intangible Assets by Major Class

Estimated weighted average useful life
Revenue sharing agreement	7.6 years
Customer relationship	6.5 years
Non-compete agreement	6.6 years
User base	1.5 years
Technology	4.3 years
Game	0.6 years

Future Amortization Expense of Finite-Lived Intangible Assets

Amount
US$
For the year ending
2013	3,219
2014	3,033
2015	2,898
2016	1,448
2017	1,150
2018 and thereafter	1,465

Total	13,213